Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

12. Intangible assets

	In process technology	Software & databases	Brands, licenses, patents & know-how	Total

Acquisition value
On January 1 , 2015	€5,561	€8,089	€1,512	€15,161
Additions		565		565
Sales and disposals		(1,512)		(1,512)
Translation differences		177		177
On December 31, 2015	5,561	7,318	1,512	14,392
Additions		317	15	332
Sales and disposals		(508)	(4)	(512)
Translation differences		58		58
On December 31, 2016	5,561	7,185	1,523	14,269
Additions	1,500	623	2	2,125
Sales and disposals		(100)		(100)
Translation differences		(212)		(212)
On December 31, 2017	7,061	7,496	1,525	16,082

Amortization and impairment
On January 1 , 2015	5,561	6,087	1,497	13,147
Amortization		1,026	4	1,030
Sales and disposals		(1,512)		(1,512)
Translation differences		177		177
On December 31, 2015	5,561	5,777	1,501	12,841
Amortization		856	4	860
Sales and disposals		(509)	(5)	(514)
Translation differences		57		57
On December 31, 2016	5,561	6,182	1,501	13,246
Amortization		644	8	652
Sales and disposals		(99)		(99)
Translation differences		(212)		(212)
On December 31, 2017	5,561	6,514	1,509	13,587

Carrying amount
On December 31, 2015	€—	€1,540	€11	€1,550
On December 31, 2016	€—	€1,003	€22	€1,023
On December 31, 2017	€1,500	€982	€16	€2,495

The intangible assets increased by €1.5 million from €1.0 million at December 31, 2016, to €2.5 million at December 31, 2017. The amortization of €0.7 million was fully compensated by new additions for €2.1 million.

On December 31, 2017, our balance sheet did not hold any internally generated assets capitalized as intangible asset.

The intangible assets decreased by €0.5 million from €1.5 million as at December 31, 2015, to €1.0 million as at December 31, 2016. The amortization of €0.9 million was partly compensated by new additions for €0.3 million.